Common Stock, Options, and Stock Compensation (Details 1) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Weighted Average Grant Date Fair Value
Weighted average grant-date fair value per share of RSAs granted	$ 29.22	$ 20.34	$ 14.64
Total grant date fair value of RSAs vested	$ 4.1	$ 13.5	$ 0.2
Restricted Stock [Member]
Summary of the restricted stock awards (RSA) activity
Outstanding Shares at beginning of year	1,535,000
Granted, Shares	312,352
Released, Shares	214,556
Forfeited, Shares	183,963
Outstanding Shares at end of year	1,448,833
Weighted Average Grant Date Fair Value
Weighted average grant date fair value outstanding at beginning of year	$ 17.49
Granted, Weighted average grant date fair value	$ 29.22
Released, Weighted average grant date fair value	$ 19.09
Forfeited, Weighted average grant date fair value	$ 27.84
Weighted average grant date fair value outstanding at end of year	$ 18.47